ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowances for accounts receivable, trade
Movement of allowances
Beginning of the year	$ 26,119	$ 28,156	$ 31,817
Allowances made (reversed) during the year, net	5,345	(854)	(1,084)
Accounts written-off against allowances	(174)	(47)	(858)
Foreign exchange effect	1,651	(1,136)	(1,719)
Closing balance	32,941	26,119	28,156
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	19,527	28,629	37,735
Allowances made (reversed) during the year, net	(833)	(5,427)	1,291
Accounts written-off against allowances		(3,644)	(9,465)
Foreign exchange effect	68	(31)	(932)
Closing balance	18,762	19,527	28,629
Allowances for other receivables
Movement of allowances
Beginning of the year	9,251	3,885	830
Allowances made (reversed) during the year, net	549	5,954	3,257
Foreign exchange effect	549	(588)	(202)
Closing balance	$ 10,349	$ 9,251	$ 3,885